8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's warrants

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Risk-free interest rate	2.64% - 2.76%	3.39% - 4.54%	n/a
Expected life	2 years – 3 years	1– 3 years	n/a
Expected volatility	116.94% - 133.23%	120.44% - 130.18%	n/a
Expected dividend yield	nil	nil	n/a